Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the United States generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements include the financial statements of CLPS and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. Results of subsidiaries and businesses acquired from third parties are consolidated from the date on which control is transferred to the Company.

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, allowance for expected credit losses, useful lives of property and equipment and intangible assets, goodwill impairment, impairment of long-lived assets and long-term investments, purchase price allocation and fair value of noncontrolling interests for business combinations and asset acquisition, provision for accrued expenses and other current liabilities, valuation allowance of deferred tax assets, provision for uncertain tax positions, incremental borrowing rates for operating lease liabilities, fair value measurements of equity investments without readily determinable fair values, fair value of warrants and fair value of and estimated forfeitures for share-based compensation. Actual results could differ from those estimates.

Short-term investments

Short-term investments include time deposits with maturities of less than one year and investments in wealth management products, where certain deposits with variable interest rates or where principal amounts are not guaranteed, are placed with certain financial institutions. The Company accounts for short-term investments in debt in accordance with ASC topic 320, Investments—Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in mainland China. Deposits in the licensed banks in mainland China are protected by Deposit Insurance System (“DIS”) managed by the People’s Bank of China (“PBOC”) up to a limit of RMB500,000.

Accounts receivable and allowance for credit losses

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and contract assets and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive (loss) /income. The Company assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable.

Long-term investments

The Company’s long-term investments consist of equity-method investments and equity investments without readily determinable fair values.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive(loss)/ income. Equity method adjustments include the Company’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Company’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information. Any gain or loss from the disposition of the equity method investments is included in the consolidated statements of comprehensive (loss)/ income equal to difference between the proceeds the Company receives and the carrying amounts of the investment disposed.

For equity investments without readily determinable fair values, the Company elects to use the measurement alternative in accordance with ASC Topic 321, Investments-Equity Securities (“ASC 321”) to measure such investments at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer as of the date that the observable transaction occurred. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive (loss)/ income equal to the amount by which the carrying value exceeds the fair value of the investment. For the years ended June 30, 2024, 2023 and 2022, no such investment was remeasured and accordingly no unrealized gains (losses) was recognized.

Business combination

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC Topic 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The Company recognizes and measures the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in the consolidated statements of comprehensive (loss)/ income.

Noncontrolling interests

The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the consolidated statements of comprehensive (loss)/ income as an allocation of the total income or loss for the year between noncontrolling interest holders and the shareholders of the Company.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and impairment, if any. The straight-line method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Transportation equipment	5-10 years
Equipment and office furniture	1-5 years
Office buildings	31 or 50 years
Office building related facility, machinery and equipment	1-5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the consolidated statements of comprehensive (loss)/ income.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets, net

Intangible assets, net, are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion, and are measured at fair value upon acquisition.

Amortization is computed using the straight-line method over the following estimated useful lives as it reflects the estimated pattern in which the economic benefits of the intangible assets are to be consumed:

Useful life
Customer relationship	10 years
Client lists	2 years
Software	3 – 10 years
License	20 years
Collaboration agreement	4 years

The Company does not have any indefinite-lived intangibles other than goodwill.

Goodwill

Goodwill represents the excess of the consideration over the fair value of the net assets acquired at the date of acquisition. Goodwill is allocated to applicable reporting units. Upon disposition of a business entity, goodwill is allocated to the disposed entity based on the relative fair value of that entity compared to the fair value of the reporting unit in which it was included. Goodwill is not amortized but rather tested for impairment at least annually at the reporting unit level by applying a fair-value based test in accordance with accounting and disclosure requirements for goodwill. This test is performed by management annually or more frequently if the Company believes impairment indicators are present. The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20, Intangibles - Goodwill and Other. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing quantitative impairment test, the Company compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, an impairment loss shall be recognized in an amount equal to that excess.

Impairment loss of nil, $2,382,538, nil was recognized for the years ended June 30, 2024, 2023 and 2022, respectively.

Impairment of long-lived assets

The Company reviews its long-lived assets, other than goodwill, including property and equipment and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When these events occur, the Company assesses recoverability by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the fair value of the assets and record the impairment in earnings. The adjusted carrying amount of the asset becomes the new cost basis and depreciated over the asset’s remaining useful live. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for the purpose of the impairment testing.

No impairment losses were provided for the years ended June 30, 2024, 2023 and 2022.

Revenue recognition

The Company accounts for revenue recognition in accordance with ASC Topic 606, Revenue from contracts with Customers (“ASC 606”). Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those services.

IT consulting services

IT consulting services are time-and-expense basis contracts. The series of IT consulting services are substantially the same from day to day, and each day of the service is considered to be distinct and separately identifiable as it benefits the customer daily. Further, the uncertainty related to the service consideration is resolved on a daily basis as the Company satisfies its obligation to perform IT service daily with enforceable right to payment for performance completed to date. Thus, revenue is recognized as service is performed and the customer simultaneously receives and consumes the benefits from the service daily. Payment terms and conditions vary by customer and are based on the billing schedule established in our contracts with customers, but the Company generally provides credit terms to customers ranging from one to three months. Therefore, the Company has determined that its contracts do not include a significant financing component.

Customized IT solution service

Customized IT solution contracts require the Company to perform services for systems design, planning and integrating based on customers’ specific needs which requires significant production and customization. The required customization work period is generally less than one year. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support (“PCS’) for a period from three months to one year (“PCS period”) after the customized application is delivered. The type of service for PCS is stand-ready service on when-and-if-available basis.

There are two performance obligations identified in the customized IT solution contract: the delivery of customized IT solution service and the completion of the PCS. The transaction price is allocated between the two performance obligations based on the relative standalone selling price, estimated using the cost plus method.

The Company recognizes revenue for the delivery of customized IT solution service at a point in time when the system is implemented and accepted by the customer. Where the Company has enforceable right to payment for performance completed to date, revenue is recognized over time, using the output method. Revenue for PCS is recognized ratably over time as the customer simultaneously receive and consume the benefits throughout the PCS period.

Differences between the timing of billings and the recognition of revenues are recorded as contract assets which is included in the prepayments, deposits and other assets, net, or contract liabilities on the consolidated balance sheets. Contract assets are classified as current assets and the full balance is reclassified to accounts receivables when the right to payment becomes unconditional. There is no significant financing component.

Costs incurred in advance of revenue recognition arising from direct and incremental staff costs in respect of services provided under the fixed fee contracts according to the customer’s requirements prior to the delivery of services are recorded as deferred contract costs which is included in the prepayments, deposits and other assets, net on the consolidated balance sheets. Such deferred contract costs are recognized upon the recognition of the related revenues.

Academic education service

The Company engages in providing programs, short courses, and workshops to train and help individuals and professionals in counselling, psychology, and allied health and science.

The Company’s academic education service revenue from the provision of formal educational services is in consideration of fixed amounts of tuition. The typical service period for academic education revenue ranges from 6 to 15 months.

Tuition fees from the provision of formal education services received from students are generally paid in advance prior to the beginning of each course, and are initially recorded as contract liabilities, which is reflected as a current liability as such amounts represent revenue that the Company expects to recognize within one year. Tuition fees from the provision of formal education services are recognized proportionately over the relevant period of the respective program.

Other contracts

Other contracts primarily comprise of the sales of headhunting services, consulting, administrative services and software. Revenue from headhunting services is recognized at a point in time when control is transferred to the customers, which generally occurs when the goods or services are accepted by customers. Revenue from consulting and administrative services is recognized over time as the customer simultaneously receives and consumes the benefits from the service as the Company performs.

The balances of contract assets were $690,554 and $691,025 as of June 30, 2024 and 2023, respectively, which were included in prepayments, deposits and other assets, net on the consolidated balance sheets. The decrease in contract assets is mainly due to the difference between the timing of billings and the recognition of customized IT solution revenues.

The balances of contract liabilities were $1,139,001 and $918,470 as of June 30, 2024 and 2023, respectively. The balance related to unsatisfied performance obligations under IT consulting and solutions service and academic education service is expected to be recognized as revenues over the remaining contract period. The increase in contract liabilities is mainly due to the acquisition of CAE. During the year ended June 30, 2024, $890,099 was recognized in revenue from the contract liability balance at the beginning of the period.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenues.

The Company is subject to value added tax (the “VAT”) that is imposed on and concurrent with the revenues earned for services provided in mainland China. The Company’s applicable value added tax rate is 6%. VAT are recorded as reduction of revenues when incurred.

The Company’s disaggregated revenue disclosures are presented in Note 21.

Cost of revenues

Cost of revenues of IT consulting services and customized IT solution service mainly consisted of compensation expenses for the Company’s IT professionals, travel expenses and material costs.

Cost of revenue of academic education service consists primarily of staff costs, education expenses and others.

Research and development expenses

Research and development expenses are incurred in the development of new software modules and products in conjunction with anticipated customer projects.  Technological feasibility for the Company’s software products is reached before the products are released for sale.  To date, expenditures incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Company has expensed all costs when incurred.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company also receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company recognizes the government subsidies in the consolidated statements of comprehensive (loss)/ income when there is reasonable assurance that the Company will receive the government grant and comply with the conditions attached to the grant to be received.

Leases

The Company determines whether an arrangement is or contains a lease at inception.

The Company has elected the practical expedient for the short-term lease exemption for contracts with lease terms of 12 months or less.

For operating leases, the Company records a lease liability and corresponding right-of-use (“ROU”) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Employee defined contribution plan

Full time employees of the Company in mainland China participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount is expensed as incurred. The expenses related to these plans were $15,861,290, $18,025,748 and $16,771,118 for the years ended June 30, 2024, 2023 and 2022, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized, when it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive (loss)/ income in the period incurred.

Warrants

Equity-classified warrants are initially measured at the grant date fair value. Subsequent changes in fair value are not recognized as long as the contract continues to be classified in equity. The Company, with the assistance of an independent third-party valuation firm, used the Black-Scholes pricing model to estimate the fair value of warrants. The determination of estimated fair value of warrants on the grant date was mainly affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, a risk-free interest rate and any expected dividends.

Share-based payment

The Company accounts for share-based payment in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Share awards issued to employees and directors, including employee stock option plans (“ESOPs”) and restricted share units (“RSUs”) are measured at fair value at the grant date. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options granted to employees. The Company uses the binomial lattice model to estimate the fair value of ESOPs, and uses the closing stock price at the grant date to measure the fair value of RSUs. The Company recognizes compensation expenses, net of forfeitures, using the accelerated method over the requisite service periods.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting ESOPs and RSUs’ forfeitures and records share-based compensation expense only for those awards that are expected to vest.

A change in the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Company measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, the Company recognized previously unrecognized compensation cost at the cancellation date and reversed previously recognized share capital to additional paid-in capital.

Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and potential common shares outstanding during the period, which may include RSUs, options and warrants. The computation of diluted earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings per share.

Foreign currency

The functional currency of the Company is US$. The functional currencies of the Company’s subsidiaries are the local currency of the country in which the subsidiary operates, which is determined based on ASC Topic 830, Foreign Currency Matters (“ASC 830”).

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates as set forth in the H.10 statistical release of the U.S. Federal Reserve Board prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet dates. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive (loss)/ income.

The Company’s financial statements are reported using US$. The financial statements of the Company’s subsidiaries whose functional currencies are not US$ are translated from the functional currency to the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive income (loss) and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive(loss)/ income.

Fair value of financial instruments

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily consist of cash and cash equivalents, short-term investments, accounts receivable, other assets, note receivables, amounts due from related parties, equity investments without readily determinable fair values, equity method investments, accounts payable and other current liabilities, amounts due to related party, short-term bank loans and long-term bank loans. The carrying amounts of these financial instruments, except for equity investments without readily determinable fair values, equity method investments and long-term bank loans, approximate their fair values because of their generally short term maturities.

Equity method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. For equity method investments without readily determinable fair values, the Company elected to use the measurement alternative to measure those investments in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer is identified. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

As of June 30, 2024 and 2023, the Company had no financial assets and liabilities measured and recorded at fair value on a non-recurring basis.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income (loss) of the Company includes foreign currency translation adjustments related to the Company’s subsidiaries whose functional currency is not US$.

Statements of cash flows

In accordance with ASC Topic 230, Statement of Cash Flows (“ASC 230”), cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations and risks

- Foreign currency risk

A majority of the transactions of the Company’s mainland China subsidiaries are denominated in Renminbi (“RMB”) and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In mainland China, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB by the Company in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The functional currency for the Company’s mainland China subsidiaries is RMB, and the financial statements are presented in U.S. dollars. RMB depreciated by 0.2%, 8.3%, and 3.7% in fiscal years 2024, 2023 and 2022, respectively. It is difficult to predict how market forces or mainland China or U.S. government policy may impact the exchange rate between RMB and U.S. dollar in the future. The change in the value of RMB relative to U.S. dollars may affect the Company’s financial results reported in U.S. dollars without giving effect to any underlying changes in its business or results of operations. Currently, majority of the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

- Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, account receivables, contract assets, other assets, note receivables, and amounts due from related parties. As of June 30, 2024 and 2023, the Company has $29,140,512 and $22,301,633 in cash and cash equivalents and restricted cash, which is held by financial institutions in mainland China and international financial institutions outside of mainland China. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and cash equivalents and restricted cash back in full. As of June 30, 2024, the Company and its subsidiaries had $147,102,483, $10,815,654, $3,479,656, etc., of cash and cash equivalents on deposit at financial institutions in mainland China, Hong Kong, Singapore, etc. As of June 30, 2023, the Company and its subsidiaries had $17,809,090, $2,832,122, $1,289,130, etc., of cash and cash equivalents on deposit at financial institutions in mainland China, Hong Kong, Singapore, etc. The Company continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

- Significant customers

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers.

The top two customers and their affiliates accounted for 16.7% and 10.1% of total revenues during the year ended June 30, 2024. The top two customers and their affiliates accounted for 21.4% and 9.4% of total revenues during the year ended June 30, 2023. The top two customers and their affiliates accounted for 20.6% and 12.2% of total revenues during the year ended June 30, 2022. The top two customers accounted for 14.50% and 9.8% of the Company’s total accounts receivable balance as of June 30, 2024. The top two customers accounted for 32.3% and 4.1% of the Company’s total accounts receivable balance as of June 30, 2023.

Risks and uncertainties

The significant operations of the Company are located in mainland China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the mainland China, as well as by the general state of mainland China economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in mainland China. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, it may not be indicative of future results.

Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU No. 2023-07”), to expand the annual and interim disclosure requirements for reportable segments, including public entities with a single reportable segment, primarily through enhanced disclosures about significant segment expenses. ASU No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-07 is effective for the Company’s annual reporting period beginning July 1, 2024. The Company is currently evaluating the impact of adopting this standard.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures (“ASU No. 2023-09”), to expand the disclosures in an entity’s income tax rate reconciliation table and income taxes paid both in U.S. and foreign jurisdictions. ASU No. 2023-09 is effective for fiscal years beginning after December15, 2024, with early adoption permitted. ASU 2023-09 is effective for the Company’s annual reporting period beginning July 1, 2025. The Company is currently evaluating the impact of adopting this standard.